UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21611

Name of Fund: S&P 500(R) GEARED(SM) Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 06/30/06

Item 1 - Report to Stockholders

S&P 500(R) GEARED(SM) Fund Inc.

Semi-Annual Report
June 30, 2006

[LOGO] IQ INVESTMENT                   [LOGO] Merrill Lynch  Investment Managers
          ADVISORS

S&P 500(R) GEARED(SM) Fund Inc.

Proxy Results

During the six-month period ended June 30, 2006, S&P 500(R) GEARED(SM) Fund Inc.'s shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 27, 2006. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------
                                                                         Shares Voted     Shares Withheld
                                                                              For           From Voting
---------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:      Alan R. Batkin             4,978,397          196,544
                                                Andrew J. Donohue          4,978,983          195,958
                                                Paul Glasserman            4,978,983          195,958
                                                Steven W. Kohlhagen        4,979,783          195,158
                                                William J. Rainer          4,979,783          195,158
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Andrew J. Donohue gave notice to the Fund and the Advisor of his intention to resign his positions as a Director and Officer of the Fund and as an Officer of the Advisor in May 2006 in order to assume the role of director of the Securities and Exchange Commission's Division of Investment Management.
--------------------------------------------------------------------------------

Officers and Directors

Alan R. Batkin, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director
William J. Rainer, Director and Chairman of the Nominating and Corporate
  Governance Committee
Mitchell M. Cox, President
Donald C. Burke, Vice President, Treasurer and Secretary
Martin G. Byrne, Chief Legal Officer
Jeffrey Hiller, Chief Compliance Officer
Justin C. Ferri, Vice President
Jay M. Fife, Vice President
Colleen R. Rusch, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

GRE

"S&P 500" and "Standard & Poor's 500" are registered trademarks of the McGraw-Hill Companies.

"GEARED" and "Geared-Equity Accelerated Return"are service marks of Merrill Lynch & Co.


2       S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

A Discussion With Your Fund's Portfolio Managers

      We are pleased to provide you with this shareholder report for S&P 500(R) GEARED(SM) Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by Merrill Lynch Investment Managers, LP, the Fund's subadviser.

How did the Fund perform during the six-month period?

The investment objective of S&P 500(R) GEARED(SM) Fund Inc. (the "Fund") is to provide total returns, exclusive of fees and expenses of the Fund, linked to the annual performance of the Standard and Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index" or the "Index"). Where the Index has negative returns for an annual period (approximately one year), the Fund seeks to provide annual price returns that track the performance of the Index on a one-for-one basis over the annual period. Where the performance of the Index is positive for an annual period, the Fund seeks to deliver a "geared" return equal to approximately three times the annual price returns of the Index up to a maximum index participation level.

For the six-month period ended June 30, 2006, the Common Stock of the Fund had a total investment return of +4.37%, based on a change in per share net asset value from $19.66 to $20.52. The Fund's unmanaged benchmark, the S&P 500 Index, returned +2.71% (including dividend reinvestment) for the same period. The Fund's current options will expire on November 3, 2006.

For a description of the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the six-month period.

The U.S. economy began its fifth year of expansion with an impressive first quarter. Equity markets trumped the preceding period's gains, delivering the best first quarter in several years. The impetus behind the U.S. market climb in the first quarter was strong U.S. economic data. Economic growth resiliently forged ahead despite well-publicized headwinds such as rising interest rates, a slowdown in the housing market and wild cards such as turbulence in the Middle East and volatile energy markets.

The second quarter began a difficult period for investors, with most U.S. equity markets posting losses. As was the case in the first quarter, market volatility continued throughout the second quarter, but this time leaning in a negative direction. Profit taking and concerns over the medium-term strength of the economy weighed on stock prices. Moreover, U.S. equity markets came under pressure from higher interest rates, rising inflation, a weakening in personal consumption and the housing market, record energy prices and ongoing concern about the levels of consumer debt.

How did you manage the portfolio during the six-month period?

On November 2, 2005, the Fund's options expired and were reset to November 3, 2006 expiration, bringing the maximum return cap to approximately 13%. At the reset of the Fund, we negotiated over-the-counter option transactions, selling three out-of-the-money call options and purchasing two at-the-money call options. We utilized this options strategy to provide the three-to-one upside potential to the annual maximum return cap.

How would you characterize the Fund's position at the close of the six-month period?

The Fund is positioned to provide accelerated growth relative to any potential upward movement in the S&P 500 Index, up to the annual maximum return cap. The S&P 500 Index provides diversified exposure to the securities of the largest U.S. publicly traded companies. Given the Fund's investment process and current positions, we believe the Fund is well positioned to meet its objective.


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006          3

A Discussion With Your Fund's Portfolio Managers (concluded)

How will the transaction between Merrill Lynch Investment Managers, LP ("MLIM") and BlackRock, Inc. affect the management of the Fund?

IQ Investment Advisors and MLIM are both subsidiaries of Merrill Lynch & Co., Inc. ("Merrill Lynch"). Merrill Lynch and BlackRock, Inc. have agreed to a transaction to combine MLIM and certain affiliates with BlackRock, Inc. to form a new asset management company. The transaction does not involve IQ Investment Advisors, which will remain a subsidiary of Merrill Lynch. The transaction, when it is consummated, will cause the Fund's Investment Subadvisory Agreements with MLIM to automatically terminate. The Fund has issued a proxy statement to stockholders requesting their approval of a new subadvisory agreement. As discussed in the proxy statement, the MLIM portfolio management team that currently services the Fund is not expected to change as a result of the transaction. Because each stockholder's vote is important, the stockholders of the Fund are encouraged to vote their shares.

Jonathan Clark
Portfolio Manager

Debra L. Jelilian
Portfolio Manager

Jeffrey L. Russo, CFA
Portfolio Manager

July 18, 2006

Portfolio Information

As of June 30, 2006

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ..........................................                3.0%
General Electric Co. .......................................                2.8
Citigroup, Inc. ............................................                2.0
Bank of America Corp. ......................................                1.8
Microsoft Corp. ............................................                1.7
The Procter & Gamble Co. ...................................                1.5
Johnson & Johnson ..........................................                1.4
Pfizer, Inc. ...............................................                1.4
Altria Group, Inc. .........................................                1.2
American International Group, Inc. .........................                1.2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ................................                7.6%
Pharmaceuticals ............................................                6.0
Diversified Financial Services .............................                5.1
Insurance ..................................................                4.4
Commercial Banks ...........................................                4.0
--------------------------------------------------------------------------------

                                                                      Percent of
S&P 500 Index Sector Weightings                                Total Investments
--------------------------------------------------------------------------------
Financials .................................................               19.8%
Information Technology .....................................               13.7
Health Care ................................................               11.3
Industrials ................................................               10.9
Consumer Discretionary .....................................                9.4
Energy .....................................................                9.4
Consumer Staples ...........................................                8.9
Utilities ..................................................                3.1
Telecommunication Services .................................                3.1
Materials ..................................................                2.8
Other* .....................................................                7.6
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments and options.

      For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.


4       S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

Schedule of Investments

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Aerospace & Defense--2.3%
                Boeing Co.                                  7,100      $    581,561
                General Dynamics Corp.                      3,400           222,564
                Goodrich Corp.                              1,200            48,348
                Honeywell International, Inc.               7,300           294,190
                L-3 Communications Holdings, Inc.           1,078            81,303
                Lockheed Martin Corp.                       3,100           222,394
                Northrop Grumman Corp.                      3,000           192,180
                Raytheon Co.                                4,100           182,737
                Rockwell Collins, Inc.                      1,700            94,979
                United Technologies Corp.                   8,900           564,438
                                                                       ------------
                                                                          2,484,694
-----------------------------------------------------------------------------------
Air Freight & Logistics--1.0%
                FedEx Corp.                                 2,600           303,836
                United Parcel Service, Inc. Class B         9,700           798,601
                                                                       ------------
                                                                          1,102,437
-----------------------------------------------------------------------------------
Airlines--0.1%
                Southwest Airlines Co.                      6,300           103,131
-----------------------------------------------------------------------------------
Auto Components--0.1%
                Cooper Tire & Rubber Co.                      300             3,342
                The Goodyear Tire & Rubber Co. (a)          1,300            14,430
                Johnson Controls, Inc.                      1,600           131,552
                                                                       ------------
                                                                            149,324
-----------------------------------------------------------------------------------
Automobiles--0.3%
                Ford Motor Co.                             15,500           107,415
                General Motors Corp.                        4,800           142,992
                Harley-Davidson, Inc.                       2,300           126,247
                                                                       ------------
                                                                            376,654
-----------------------------------------------------------------------------------
Beverages--2.0%
                Anheuser-Busch Cos., Inc.                   6,600           300,894
                Brown-Forman Corp. Class B                    800            57,160
                The Coca-Cola Co.                          18,100           778,662
                Coca-Cola Enterprises, Inc.                 2,900            59,073
                Constellation Brands, Inc. Class A (a)      1,900            47,500
                Molson Coors Brewing Co. Class B              600            40,728
                Pepsi Bottling Group, Inc.                  1,400            45,010
                PepsiCo, Inc.                              14,500           870,580
                                                                       ------------
                                                                          2,199,607
-----------------------------------------------------------------------------------
Biotechnology--1.1%
                Amgen, Inc. (a)                            10,200           665,346
                Biogen Idec, Inc. (a)                       2,900           134,357
                Genzyme Corp. (a)                           2,200           134,310
                Gilead Sciences, Inc. (a)                   4,000           236,640
                Medimmune, Inc. (a)                         2,000            54,200
                                                                       ------------
                                                                          1,224,853
-----------------------------------------------------------------------------------
Building Products--0.2%
                American Standard Cos., Inc.                1,400            60,578
                Masco Corp.                                 3,500           103,740
                                                                       ------------
                                                                            164,318
-----------------------------------------------------------------------------------
Capital Markets--3.2%
                Ameriprise Financial, Inc.                  2,020            90,233
                The Bank of New York Co., Inc.              6,600           212,520
                The Bear Stearns Cos., Inc.                   900           126,072
                The Charles Schwab Corp.                    9,300           148,614
                E*Trade Financial Corp. (a)                 3,400            77,588
                Federated Investors, Inc. Class B             900            28,350
                Franklin Resources, Inc.                    1,200           104,172
                Goldman Sachs Group, Inc.                   3,800           571,634
                Janus Capital Group, Inc.                   2,200            39,380
                Legg Mason, Inc.                            1,000            99,520
                Lehman Brothers Holdings, Inc.              4,600           299,690
                Mellon Financial Corp.                      3,800           130,834
                Merrill Lynch & Co., Inc. (b)               8,100           563,436
                Morgan Stanley                              9,600           606,816
                Northern Trust Corp.                        1,500            82,950
                State Street Corp.                          2,800           162,652
                T. Rowe Price Group, Inc.                   2,400            90,744
                                                                       ------------
                                                                          3,435,205
-----------------------------------------------------------------------------------
Chemicals--1.4%
                Air Products & Chemicals, Inc.              1,800           115,056
                Ashland, Inc.                                 600            40,020
                The Dow Chemical Co.                        8,300           323,949
                E.I. du Pont de Nemours & Co.               7,800           324,480
                Eastman Chemical Co.                          600            32,400
                Ecolab, Inc.                                1,800            73,044
                Hercules, Inc. (a)                          1,000            15,260
                International Flavors & Fragrances, Inc.      900            31,716
                Monsanto Co.                                2,300           193,637
                PPG Industries, Inc.                        1,400            92,400
                Praxair, Inc.                               2,900           156,600
                Rohm & Haas Co.                             1,100            55,132
                Sigma-Aldrich Corp.                           700            50,848
                                                                       ------------
                                                                          1,504,542
-----------------------------------------------------------------------------------
Commercial Banks--4.0%
                AmSouth Bancorp                             3,300            87,285
                BB&T Corp.                                  4,600           191,314
                Comerica, Inc.                              1,300            67,587
                Commerce Bancorp, Inc.                      1,600            57,072
                Compass Bancshares, Inc.                    1,251            69,556
                Fifth Third Bancorp                         4,700           173,665
                First Horizon National Corp.                  900            36,180
                Huntington Bancshares, Inc.                 2,500            58,950
                KeyCorp                                     3,800           135,584
                M&T Bank Corp.                                800            94,336
                Marshall & Ilsley Corp.                     1,900            86,906
                National City Corp.                         4,700           170,093
                North Fork Bancorp., Inc.                   3,900           117,663
                PNC Financial Services Group, Inc.          2,400           168,408
                Regions Financial Corp.                     4,200           139,104
                SunTrust Banks, Inc.                        3,100           236,406
                Synovus Financial Corp.                     2,900            77,662
                U.S. Bancorp                               16,100           497,168
                Wachovia Corp.                             14,300           773,344
                Wells Fargo & Co.                          14,700           986,076
                Zions Bancorp.                                900            70,146
                                                                       ------------
                                                                          4,294,505
-----------------------------------------------------------------------------------
Commercial Services & Supplies--0.7%
                Allied Waste Industries, Inc. (a)           2,200            24,992
                Avery Dennison Corp.                        1,100            63,866
                Cendant Corp.                               8,800           143,352
                Cintas Corp.                                1,300            51,688
                Equifax, Inc.                               1,300            44,642
                Monster Worldwide, Inc. (a)                 1,000            42,660
                Pitney Bowes, Inc.                          2,100            86,730
                RR Donnelley & Sons Co.                     2,000            63,900
                Robert Half International, Inc.             1,600            67,200
                Waste Management, Inc.                      4,700           168,636
                                                                       ------------
                                                                            757,666


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006          5

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Communications Equipment--2.6%
                ADC Telecommunications, Inc. (a)              828      $     13,960
                Andrew Corp. (a)                            1,600            14,176
                Avaya, Inc. (a)                             3,900            44,538
                Ciena Corp. (a)                             3,500            16,835
                Cisco Systems, Inc. (a)                    53,800         1,050,714
                Comverse Technology, Inc. (a)               1,900            37,563
                Corning, Inc. (a)                          13,100           316,889
                JDS Uniphase Corp. (a)                     12,600            31,878
                Juniper Networks, Inc. (a)                  5,000            79,950
                Lucent Technologies, Inc. (a)              37,600            90,992
                Motorola, Inc.                             21,500           433,225
                QUALCOMM, Inc.                             14,500           581,015
                Tellabs, Inc. (a)                           3,400            45,254
                                                                       ------------
                                                                          2,756,989
-----------------------------------------------------------------------------------
Computers & Peripherals--3.2%
                Apple Computer, Inc. (a)                    7,300           416,976
                Dell, Inc. (a)                             19,800           483,318
                EMC Corp. (a)                              20,700           227,079
                Gateway, Inc. (a)                           3,400             6,460
                Hewlett-Packard Co.                        25,100           795,168
                International Business Machines Corp.      13,900         1,067,798
                Lexmark International, Inc. Class A (a)       900            50,247
                NCR Corp. (a)                               1,700            62,288
                Network Appliance, Inc. (a)                 3,100           109,430
                QLogic Corp. (a)                            1,400            24,136
                Sandisk Corp. (a)                           1,600            81,568
                Sun Microsystems, Inc. (a)                 28,700           119,105
                                                                       ------------
                                                                          3,443,573
-----------------------------------------------------------------------------------
Construction & Engineering--0.1%
                Fluor Corp.                                   800            74,344
-----------------------------------------------------------------------------------
Construction Materials--0.1%
                Vulcan Materials Co.                        1,000            78,000
-----------------------------------------------------------------------------------
Consumer Finance--0.9%
                American Express Co.                       10,800           574,776
                Capital One Financial Corp.                 2,700           230,715
                SLM Corp.                                   3,700           195,804
                                                                       ------------
                                                                          1,001,295
-----------------------------------------------------------------------------------
Containers & Packaging--0.2%
                Ball Corp.                                  1,100            40,744
                Bemis Co.                                   1,000            30,620
                Pactiv Corp. (a)                            1,500            37,125
                Sealed Air Corp.                              800            41,664
                Temple-Inland, Inc.                         1,100            47,157
                                                                       ------------
                                                                            197,310
-----------------------------------------------------------------------------------
Distributors--0.1%
                Genuine Parts Co.                           1,700            70,822
-----------------------------------------------------------------------------------
Diversified Consumer Services--0.1%
                Apollo Group, Inc. Class A (a)              1,200            62,004
                H&R Block, Inc.                             3,000            71,580
                                                                       ------------
                                                                            133,584
-----------------------------------------------------------------------------------
Diversified Financial Services--5.1%
                Bank of America Corp.                      40,059         1,926,838
                CIT Group, Inc.                             1,700            88,893
                Citigroup, Inc.                            43,900         2,117,736
                JPMorgan Chase & Co.                       30,500         1,281,000
                Moody's Corp.                               2,300           125,258
                                                                       ------------
                                                                          5,539,725
-----------------------------------------------------------------------------------
Diversified Telecommunication Services--2.5%
                AT&T, Inc.                                 34,689           967,476
                BellSouth Corp.                            15,700           568,340
                CenturyTel, Inc.                            1,100            40,865
                Citizens Communications Co.                 3,500            45,675
                Embarq Corp. (a)                            1,282            52,549
                Qwest Communications International
                  Inc. (a)                                 13,900           112,451
                Verizon Communications, Inc.               25,600           857,344
                                                                       ------------
                                                                          2,644,700
-----------------------------------------------------------------------------------
Electric Utilities--1.4%
                Allegheny Energy, Inc. (a)                  1,500            55,605
                American Electric Power Co., Inc.           3,200           109,600
                Edison International                        3,000           117,000
                Entergy Corp.                               1,700           120,275
                Exelon Corp.                                5,900           335,297
                FPL Group, Inc.                             3,300           136,554
                FirstEnergy Corp.                           2,700           146,367
                PPL Corp.                                   3,500           113,050
                Pinnacle West Capital Corp.                 1,000            39,910
                Progress Energy, Inc.                       2,300            98,601
                The Southern Co.                            6,300           201,915
                                                                       ------------
                                                                          1,474,174
-----------------------------------------------------------------------------------
Electrical Equipment--0.5%
                American Power Conversion Corp.             1,700            33,133
                Cooper Industries Ltd. Class A                900            83,628
                Emerson Electric Co.                        3,500           293,335
                Rockwell Automation, Inc.                   1,700           122,417
                                                                       ------------
                                                                            532,513
-----------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.3%
                Agilent Technologies, Inc. (a)              4,119           129,996
                Jabil Circuit, Inc.                         1,600            40,960
                Molex, Inc.                                 1,500            50,355
                Sanmina-SCI Corp. (a)                       4,900            22,540
                Solectron Corp. (a)                         9,300            31,806
                Symbol Technologies, Inc.                   2,400            25,896
                Tektronix, Inc.                               900            26,478
                                                                       ------------
                                                                            328,031
-----------------------------------------------------------------------------------
Energy Equipment & Services--1.8%
                BJ Services Co.                             2,900           108,054
                Baker Hughes, Inc.                          2,800           229,180
                Halliburton Co.                             4,500           333,945
                Nabors Industries Ltd. (a)                  2,600            87,854
                National Oilwell Varco, Inc. (a)            1,607           101,755
                Noble Corp.                                 1,100            81,862
                Rowan Cos., Inc.                              800            28,472
                Schlumberger Ltd.                          10,200           664,122
                Transocean, Inc. (a)                        2,800           224,896
                Weatherford International Ltd. (a)          2,200           109,164
                                                                       ------------
                                                                          1,969,304
-----------------------------------------------------------------------------------
Food & Staples Retailing--2.3%
                CVS Corp.                                   6,900           211,830
                Costco Wholesale Corp.                      4,000           228,520
                The Kroger Co.                              6,500           142,090
                SUPERVALU Inc.                              1,846            56,672
                SYSCO Corp.                                 5,300           161,968
                Safeway, Inc.                               4,100           106,600


6       S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

                                                           Shares
Industry        Common Stocks                                Held           Value
===================================================================================
Food & Staples Retailing (concluded)
                Wal-Mart Stores, Inc.                      21,800      $  1,050,106
                Walgreen Co.                                8,800           394,592
                Whole Foods Market, Inc.                    1,200            77,568
                                                                       ------------
                                                                          2,429,946
-----------------------------------------------------------------------------------
Food Products--1.1%
                Archer Daniels Midland Co.                  5,500           227,040
                Campbell Soup Co.                           1,800            66,798
                ConAgra Foods, Inc.                         4,200            92,862
                Dean Foods Co. (a)                          1,200            44,628
                General Mills, Inc.                         3,100           160,146
                HJ Heinz Co.                                2,800           115,416
                The Hershey Co.                             1,700            93,619
                Kellogg Co.                                 2,400           116,232
                McCormick & Co., Inc.                       1,300            43,615
                Sara Lee Corp.                              7,200           115,344
                Tyson Foods, Inc. Class A                   2,500            37,150
                Wm. Wrigley Jr. Co.                         2,125            96,390
                                                                       ------------
                                                                          1,209,240
-----------------------------------------------------------------------------------
Gas Utilities--0.0%
                Nicor, Inc.                                   200             8,300
                Peoples Energy Corp.                          200             7,182
                                                                       ------------
                                                                             15,482
-----------------------------------------------------------------------------------
Health Care Equipment & Supplies--1.5%
                Bausch & Lomb, Inc.                           400            19,616
                Baxter International, Inc.                  5,600           205,856
                Becton Dickinson & Co.                      2,300           140,599
                Biomet, Inc.                                2,000            62,580
                Boston Scientific Corp. (a)                10,171           171,279
                CR Bard, Inc.                               1,000            73,260
                Hospira, Inc. (a)                           1,500            64,410
                Medtronic, Inc.                            10,500           492,660
                St. Jude Medical, Inc. (a)                  3,300           106,986
                Stryker Corp.                               2,600           109,486
                Zimmer Holdings, Inc. (a)                   2,100           119,112
                                                                       ------------
                                                                          1,565,844
-----------------------------------------------------------------------------------
Health Care Providers & Services--2.5%
                Aetna, Inc.                                 5,000           199,650
                AmerisourceBergen Corp.                     1,600            67,072
                Cardinal Health, Inc.                       3,800           244,454
                Caremark Rx, Inc.                           4,000           199,480
                Cigna Corp.                                 1,100           108,361
                Coventry Health Care, Inc. (a)              1,350            74,169
                Express Scripts, Inc. (a)                   1,200            86,088
                HCA, Inc.                                   3,390           146,279
                Health Management Associates, Inc.
                  Class A                                   1,900            37,449
                Humana, Inc. (a)                            1,300            69,810
                Laboratory Corp. of America Holdings (a)    1,300            80,899
                Manor Care, Inc.                              600            28,152
                McKesson Corp.                              2,800           132,384
                Medco Health Solutions, Inc. (a)            2,600           148,928
                Quest Diagnostics, Inc.                     1,600            95,872
                Tenet Healthcare Corp. (a)                  4,400            30,712
                UnitedHealth Group, Inc.                   11,100           497,058
                WellPoint, Inc. (a)                         5,800           422,066
                                                                       ------------
                                                                          2,668,883
-----------------------------------------------------------------------------------
Health Care Technology--0.0%
                IMS Health, Inc.                            2,000            53,700
-----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.4%
                Carnival Corp.                              3,600           150,264
                Darden Restaurants, Inc.                    1,200            47,280
                Harrah's Entertainment, Inc.                1,500           106,770
                Hilton Hotels Corp.                         2,600            73,528
                International Game Technology               3,100           117,614
                Marriott International, Inc. Class A        2,800           106,736
                McDonald's Corp.                           10,700           359,520
                Starbucks Corp. (a)                         6,500           245,440
                Starwood Hotels & Resorts Worldwide, Inc.   1,800           108,612
                Wendy's International, Inc.                   900            52,461
                Yum! Brands, Inc.                           2,400           120,648
                                                                       ------------
                                                                          1,488,873
-----------------------------------------------------------------------------------
Household Durables--0.6%
                Black & Decker Corp.                          600            50,676
                Centex Corp.                                1,100            55,330
                DR Horton, Inc.                             2,500            59,550
                Fortune Brands, Inc.                        1,200            85,212
                Harman International Industries, Inc.         500            42,685
                KB HOME                                       600            27,510
                Leggett & Platt, Inc.                       1,800            44,964
                Lennar Corp. Class A                        1,097            48,674
                Newell Rubbermaid, Inc.                     2,200            56,826
                Pulte Homes, Inc.                           1,900            54,701
                Snap-On, Inc.                                 600            24,252
                The Stanley Works                             800            37,776
                Whirlpool Corp.                               707            58,434
                                                                       ------------
                                                                            646,590
-----------------------------------------------------------------------------------
Household Products--2.0%
                Clorox Co.                                  1,200            73,164
                Colgate-Palmolive Co.                       4,400           263,560
                Kimberly-Clark Corp.                        4,000           246,800
                The Procter & Gamble Co.                   29,002         1,612,511
                                                                       ------------
                                                                          2,196,035
-----------------------------------------------------------------------------------
IT Services--0.9%
                Affiliated Computer Services, Inc.
                  Class A (a)                               1,000            51,610
                Automatic Data Processing, Inc.             4,900           222,215
                Computer Sciences Corp. (a)                 1,500            72,660
                Convergys Corp. (a)                         1,400            27,300
                Electronic Data Systems Corp.               4,700           113,082
                First Data Corp.                            6,600           297,264
                Fiserv, Inc. (a)                            1,500            68,040
                Paychex, Inc.                               2,800           109,144
                Sabre Holdings Corp. Class A                1,400            30,800
                Unisys Corp. (a)                            3,500            21,980
                                                                       ------------
                                                                          1,014,095
-----------------------------------------------------------------------------------
Independent Power Producers & Energy Traders--0.4%
                The AES Corp. (a)                           5,900           108,855
                Constellation Energy Group, Inc.            1,700            92,684
                Dynegy, Inc. Class A (a)                    3,200            17,504
                TXU Corp.                                   4,000           239,160
                                                                       ------------
                                                                            458,203
-----------------------------------------------------------------------------------
Industrial Conglomerates--3.9%
                3M Co.                                      6,700           541,159
                General Electric Co.                       91,500         3,015,840
                Textron, Inc.                               1,100           101,398
                Tyco International Ltd.                    17,800           489,500
                                                                       ------------
                                                                          4,147,897


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006          7

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Insurance--4.4%
                ACE Ltd.                                    2,600      $    131,534
                AMBAC Financial Group, Inc.                 1,000            81,100
                AON Corp.                                   2,800            97,496
                Aflac, Inc.                                 4,500           208,575
                The Allstate Corp.                          5,600           306,488
                American International Group, Inc.         22,700         1,340,435
                Chubb Corp.                                 3,400           169,660
                Cincinnati Financial Corp.                  1,690            79,447
                Genworth Financial, Inc. Class A            3,200           111,488
                Hartford Financial Services Group, Inc.     2,500           211,500
                Lincoln National Corp.                      2,768           156,226
                Loews Corp.                                 3,600           127,620
                MBIA, Inc.                                  1,300            76,115
                Marsh & McLennan Cos., Inc.                 4,800           129,072
                MetLife, Inc.                               6,500           332,865
                Principal Financial Group, Inc.             2,600           144,690
                The Progressive Corp.                       6,800           174,828
                Prudential Financial, Inc.                  4,400           341,880
                Safeco Corp.                                1,200            67,620
                The St. Paul Travelers Cos., Inc.           6,200           276,396
                Torchmark Corp.                             1,000            60,720
                UnumProvident Corp.                         2,800            50,764
                XL Capital Ltd. Class A                     1,400            85,820
                                                                       ------------
                                                                          4,762,339
-----------------------------------------------------------------------------------
Internet & Catalog Retail--0.1%
                Amazon.com, Inc. (a)                        2,700           104,436
-----------------------------------------------------------------------------------
Internet Software & Services--1.3%
                eBay, Inc. (a)                             10,000           292,900
                Google, Inc. Class A (a)                    1,740           729,634
                VeriSign, Inc. (a)                          2,200            50,974
                Yahoo!, Inc. (a)                           10,800           356,400
                                                                       ------------
                                                                          1,429,908
-----------------------------------------------------------------------------------
Leisure Equipment & Products--0.2%
                Brunswick Corp.                               700            23,275
                Eastman Kodak Co.                           2,300            54,694
                Hasbro, Inc.                                1,800            32,598
                Mattel, Inc.                                3,800            62,738
                                                                       ------------
                                                                            173,305
-----------------------------------------------------------------------------------
Life Sciences Tools & Services--0.3%
                Applera Corp.--Applied
                  Biosystems Group                          1,900            61,465
                Fisher Scientific International (a)         1,000            73,050
                Millipore Corp. (a)                           500            31,495
                PerkinElmer, Inc.                           1,300            27,170
                Thermo Electron Corp. (a)                   1,600            57,984
                Waters Corp. (a)                            1,100            48,840
                                                                       ------------
                                                                            300,004
-----------------------------------------------------------------------------------
Machinery--1.5%
                Caterpillar, Inc.                           5,800           431,984
                Cummins, Inc.                                 400            48,900
                Danaher Corp.                               2,100           135,072
                Deere & Co.                                 2,000           166,980
                Dover Corp.                                 1,900            93,917
                Eaton Corp.                                 1,400           105,560
                ITT Corp.                                   1,400            69,300
                Illinois Tool Works, Inc.                   3,400           161,500
                Ingersoll-Rand Co. Class A                  3,100           132,618
                Navistar International Corp. (a)              700            17,227
                PACCAR, Inc.                                1,600           131,808
                Pall Corp.                                  1,300            36,400
                Parker Hannifin Corp.                       1,100            85,360
                                                                       ------------
                                                                          1,616,626
-----------------------------------------------------------------------------------
Media--3.2%
                CBS Corp. Class B                           6,750           182,588
                Clear Channel Communications, Inc.          4,900           151,655
                Comcast Corp. Class A (a)                  19,100           625,334
                Dow Jones & Co., Inc.                         400            14,004
                EW Scripps Co. Class A                        700            30,198
                Gannett Co., Inc.                           2,000           111,860
                Interpublic Group of Cos., Inc. (a)         3,200            26,720
                The McGraw-Hill Cos., Inc.                  3,400           170,782
                Meredith Corp.                                400            19,816
                New York Times Co. Class A                  1,100            26,994
                News Corp. Class A                         21,700           416,206
                Omnicom Group                               1,500           133,635
                Time Warner, Inc.                          38,000           657,400
                Tribune Co.                                 1,800            58,374
                Univision Communications, Inc.
                  Class A (a)                               2,200            73,700
                Viacom, Inc. Class B (a)                    6,350           227,584
                Walt Disney Co.                            18,900           567,000
                                                                       ------------
                                                                          3,493,850
-----------------------------------------------------------------------------------
Metals & Mining--0.9%
                Alcoa, Inc.                                 7,400           239,464
                Allegheny Technologies, Inc.                  900            62,316
                Freeport-McMoRan Copper & Gold, Inc.
                  Class B                                   1,500            83,115
                Newmont Mining Corp.                        3,700           195,841
                Nucor Corp.                                 2,600           141,050
                Phelps Dodge Corp.                          1,600           131,456
                United States Steel Corp.                     900            63,108
                                                                       ------------
                                                                            916,350
-----------------------------------------------------------------------------------
Multi-Utilities--1.4%
                Ameren Corp.                                1,600            80,800
                CMS Energy Corp. (a)                        2,200            28,468
                Centerpoint Energy, Inc.                    3,100            38,750
                Consolidated Edison, Inc.                   2,000            88,880
                DTE Energy Co.                              1,700            69,258
                Dominion Resources, Inc.                    2,900           216,891
                Duke Energy Corp.                          11,264           330,824
                KeySpan Corp.                               1,700            68,680
                NiSource, Inc.                              2,600            56,784
                PG&E Corp.                                  2,900           113,912
                Public Service Enterprise Group, Inc.       2,200           145,464
                Sempra Energy                               2,400           109,152
                TECO Energy, Inc.                           2,100            31,374
                Xcel Energy, Inc.                           3,900            74,802
                                                                       ------------
                                                                          1,454,039
-----------------------------------------------------------------------------------
Multiline Retail--1.1%
                Big Lots, Inc. (a)                          1,000            17,080
                Dillard's, Inc. Class A                       700            22,295
                Dollar General Corp.                        3,000            41,940
                Family Dollar Stores, Inc.                  1,200            29,316
                Federated Department Stores                 4,366           159,796
                JC Penney Co., Inc.                         1,900           128,269
                Kohl's Corp. (a)                            2,900           171,448
                Nordstrom, Inc.                             2,000            73,000
                Sears Holdings Corp. (a)                      881           136,414
                Target Corp.                                7,600           371,412
                                                                       ------------
                                                                          1,150,970


8       S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Office Electronics--0.1%
                Xerox Corp. (a)                             8,600      $    119,626
-----------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels--7.6%
                Anadarko Petroleum Corp.                    4,000           190,760
                Apache Corp.                                2,800           191,100
                Chesapeake Energy Corp.                     3,000            90,750
                Chevron Corp.                              19,691         1,222,023
                ConocoPhillips                             14,508           950,709
                Consol Energy, Inc.                         1,600            74,752
                Devon Energy Corp.                          4,000           241,640
                EOG Resources, Inc.                         2,000           138,680
                El Paso Corp.                               6,200            93,000
                Exxon Mobil Corp.                          53,300         3,269,955
                Hess Corp.                                  2,100           110,985
                Kerr-McGee Corp.                            1,852           128,436
                Kinder Morgan, Inc.                           800            79,912
                Marathon Oil Corp.                          3,136           261,229
                Murphy Oil Corp.                            1,300            72,618
                Occidental Petroleum Corp.                  3,800           389,690
                Sunoco, Inc.                                1,100            76,219
                Valero Energy Corp.                         5,400           359,208
                Williams Cos., Inc.                         5,100           119,136
                XTO Energy, Inc.                            3,033           134,271
                                                                       ------------
                                                                          8,195,073
-----------------------------------------------------------------------------------
Paper & Forest Products--0.3%
                International Paper Co.                     4,100           132,430
                Louisiana-Pacific Corp.                     1,100            24,090
                MeadWestvaco Corp.                          1,800            50,274
                Weyerhaeuser Co.                            2,000           124,500
                                                                       ------------
                                                                            331,294
-----------------------------------------------------------------------------------
Personal Products--0.2%
                Alberto-Culver Co. Class B                    800            38,976
                Avon Products, Inc.                         4,000           124,000
                                                                       ------------
                                                                            162,976
-----------------------------------------------------------------------------------
Pharmaceuticals--6.0%
                Abbott Laboratories                        13,500           588,735
                Allergan, Inc.                              1,200           128,712
                Barr Pharmaceuticals, Inc. (a)                900            42,921
                Bristol-Myers Squibb Co.                   16,700           431,862
                Eli Lilly & Co.                             9,900           547,173
                Forest Laboratories, Inc. (a)               2,900           112,201
                Johnson & Johnson                          26,000         1,557,920
                King Pharmaceuticals, Inc. (a)              2,300            39,100
                Merck & Co., Inc.                          19,100           695,813
                Mylan Laboratories                          2,100            42,000
                Pfizer, Inc.                               64,300         1,509,121
                Schering-Plough Corp.                      13,000           247,390
                Watson Pharmaceuticals, Inc. (a)              800            18,624
                Wyeth                                      11,700           519,597
                                                                       ------------
                                                                          6,481,169
-----------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)--0.9%
                Apartment Investment & Management Co.
                  Class A                                     700            30,415
                Archstone-Smith Trust                       2,000           101,740
                Boston Properties, Inc.                       800            72,320
                Equity Office Properties Trust              3,400           124,134
                Equity Residential                          2,300           102,879
                Host Marriott Corp.                             1                22
                Kimco Realty Corp.                          1,700            62,033
                Plum Creek Timber Co., Inc.                 1,800            63,900
                ProLogis                                    2,300           119,876
                Public Storage, Inc.                          800            60,720
                Simon Property Group, Inc.                  1,500           124,410
                Vornado Realty Trust                          900            87,795
                                                                       ------------
                                                                            950,244
-----------------------------------------------------------------------------------
Road & Rail--0.7%
                Burlington Northern Santa Fe Corp.          3,100           245,675
                CSX Corp.                                   1,900           133,836
                Norfolk Southern Corp.                      3,400           180,948
                Ryder System, Inc.                            500            29,215
                Union Pacific Corp.                         2,200           204,512
                                                                       ------------
                                                                            794,186
-----------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--2.5%
                Advanced Micro Devices, Inc. (a)            4,000            97,680
                Altera Corp. (a)                            3,000            52,650
                Analog Devices, Inc.                        3,100            99,634
                Applied Materials, Inc.                    13,800           224,664
                Broadcom Corp. Class A (a)                  3,750           112,688
                Freescale Semiconductor, Inc. Class B (a)   3,646           107,192
                Intel Corp.                                51,800           981,610
                Kla-Tencor Corp.                            1,600            66,512
                LSI Logic Corp. (a)                         3,700            33,115
                Linear Technology Corp.                     2,500            83,725
                Maxim Integrated Products, Inc.             2,700            86,697
                Micron Technology, Inc. (a)                 5,100            76,806
                National Semiconductor Corp.                3,200            76,320
                Novellus Systems, Inc. (a)                  1,000            24,700
                Nvidia Corp. (a)                            3,200            68,128
                PMC-Sierra, Inc. (a)                        1,000             9,400
                Teradyne, Inc. (a)                          2,000            27,860
                Texas Instruments, Inc.                    14,300           433,147
                Xilinx, Inc.                                2,800            63,420
                                                                       ------------
                                                                          2,725,948
-----------------------------------------------------------------------------------
Software--2.9%
                Adobe Systems, Inc. (a)                     5,200           157,872
                Autodesk, Inc. (a)                          1,900            65,474
                BMC Software, Inc. (a)                      2,100            50,190
                CA, Inc.                                    4,200            86,310
                Citrix Systems, Inc. (a)                    1,300            52,182
                Compuware Corp. (a)                         3,700            24,790
                Electronic Arts, Inc. (a)                   2,600           111,904
                Intuit, Inc. (a)                            1,500            90,585
                Microsoft Corp.                            77,400         1,803,420
                Novell, Inc. (a)                            3,000            19,890
                Oracle Corp. (a)                           33,700           488,313
                Parametric Technology Corp. (a)             1,000            12,710
                Symantec Corp. (a)                          9,483           147,366
                                                                       ------------
                                                                          3,111,006
-----------------------------------------------------------------------------------
Specialty Retail--1.9%
                AutoNation, Inc. (a)                        1,705            36,555
                AutoZone, Inc. (a)                            400            35,280
                Bed Bath & Beyond, Inc. (a)                 2,400            79,608
                Best Buy Co., Inc.                          3,400           186,456
                Circuit City Stores, Inc.                   1,200            32,664
                The Gap, Inc.                               5,200            90,480
                Home Depot, Inc.                           18,200           651,378
                Limited Brands                              3,200            81,888
                Lowe's Cos., Inc.                           6,700           406,489
                Office Depot, Inc. (a)                      2,900           110,200


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006          9

Schedule of Investments (concluded)

                                                           Shares
Industry        Common Stocks                                Held          Value
===================================================================================
Specialty Retail (concluded)
                OfficeMax, Inc.                               500      $     20,375
                RadioShack Corp.                            1,300            18,200
                The Sherwin-Williams Co.                      900            42,732
                Staples, Inc.                               6,150           149,568
                TJX Cos., Inc.                              3,800            86,868
                Tiffany & Co.                               1,100            36,322
                                                                       ------------
                                                                          2,065,063
-----------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.3%
                Coach, Inc. (a)                             3,400           101,660
                Jones Apparel Group, Inc.                   1,200            38,148
                Liz Claiborne, Inc.                         1,100            40,766
                Nike, Inc. Class B                          1,600           129,600
                VF Corp.                                      900            61,128
                                                                       ------------
                                                                            371,302
-----------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.5%
                Countrywide Financial Corp.                 5,300           201,824
                Fannie Mae                                  8,300           399,230
                Freddie Mac                                 5,900           336,359
                Golden West Financial Corp.                 2,100           155,820
                MGIC Investment Corp.                         700            45,500
                Sovereign Bancorp, Inc.                     3,570            72,507
                Washington Mutual, Inc.                     8,461           385,652
                                                                       ------------
                                                                          1,596,892
-----------------------------------------------------------------------------------
Tobacco--1.4%
                Altria Group, Inc.                         18,100         1,329,083
                Reynolds American, Inc.                       700            80,710
                UST, Inc.                                   1,400            63,266
                                                                       ------------
                                                                          1,473,059
-----------------------------------------------------------------------------------
Trading Companies & Distributors--0.0%
                WW Grainger, Inc.                             700            52,661
-----------------------------------------------------------------------------------
Wireless Telecommunication Services--0.7%
                Alltel Corp.                                3,200           204,256
                Sprint Nextel Corp.                        25,652           512,783
                                                                       ------------
                                                                            717,039
-----------------------------------------------------------------------------------
                Total Common Stocks
                (Cost--$89,753,321)--93.3%                              100,485,453
===================================================================================

                                                             Face
                Short-Term Securities                      Amount
===================================================================================
Time Deposits--5.6%
                State Street Bank & Trust Co.,
                  4.25% due 7/03/2006                  $6,009,771         6,009,771
-----------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost--$6,009,771)--5.6%                                  6,009,771
===================================================================================

                                                        Number of
                Options Purchased                       Contracts
===================================================================================
Call Options Purchased--13.6%
                S&P 500 Index, expiring November 2006
                  at USD 1,214.76, BNP Paribas            131,985        11,766,940
                S&P 500 Index, expiring November 2006
                  at USD 1,214.76, HSBC Securities         32,994         2,863,395
-----------------------------------------------------------------------------------
                Total Options Purchased
                (Premiums Paid--$0)--13.6%                               14,630,335
===================================================================================
                Total Investments
                (Cost--$95,763,092)--112.5%                             121,125,559
===================================================================================

                Options Written
===================================================================================
Call Options Written--(11.4%)
                S&P 500 Index, expiring November 2006
                  at USD 1,266.99, HSBC Securities         49,491        (2,471,714)
                S&P 500 Index, expiring November 2006
                  at USD 1,267.54, BNP Paribas            197,977        (9,850,916)
-----------------------------------------------------------------------------------
                Total Options Written
                (Premiums Received--$0)--(11.4%)                        (12,322,630)
===================================================================================
                Total Investments, Net of Options Written
                (Cost--$95,763,092*)--101.1%                            108,802,929

                Liabilities in Excess of Other Assets--(1.1%)            (1,147,844)
                                                                       ------------
                Net Assets--100.0%                                     $107,655,085
                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ........................................     $  95,767,660
                                                                  =============
      Gross unrealized appreciation .........................     $  29,635,904
      Gross unrealized depreciation .........................       (16,600,635)
                                                                  -------------
      Net unrealized appreciation ...........................     $  13,035,269
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net             Dividend
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                         --               $4,050
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration         Face        Unrealized
      Contracts        Issue             Date            Value      Appreciation
      --------------------------------------------------------------------------
          14       S&P 500 Index    September 2006    $4,428,537       $49,363
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


10      S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

Statement of Assets, Liabilities and Capital

As of June 30, 2006
=================================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost--$95,324,598)                          $105,931,788
            Investments in affiliated securities, at value (identified cost--$438,494) ....                               563,436
            Options purchased, at value (premiums paid--$0) ...............................                            14,630,335
            Cash collateral on futures contracts ..........................................                               252,000
            Receivables:
               Dividends ..................................................................       $    114,445
               Interest ...................................................................                709            115,154
                                                                                                  ------------
            Prepaid expenses ..............................................................                                67,862
                                                                                                                     ------------
            Total assets ..................................................................                           121,560,575
                                                                                                                     ------------
=================================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
            Cash collateral on options (including accrued interest of $2,063) .............                             1,372,063
            Options written, at value (premiums received--$0) .............................                            12,322,630
            Payables:
               Investment adviser .........................................................             66,548
               Variation margin ...........................................................             11,200             77,748
                                                                                                  ------------
            Accrued expenses ..............................................................                               133,049
                                                                                                                     ------------
            Total liabilities .............................................................                            13,905,490
                                                                                                                     ------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
            Net assets ....................................................................                          $107,655,085
                                                                                                                     ============
=================================================================================================================================
Capital
---------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001 per share, 100,000,000 shares authorized ........                          $      5,246
            Paid-in capital in excess of par ..............................................                            95,847,185
            Undistributed investment income--net ..........................................       $    394,971
            Accumulated realized capital losses--net ......................................         (1,681,517)
            Unrealized appreciation--net ..................................................         13,089,200
                                                                                                  ------------
            Total accumulated earnings--net ...............................................                            11,802,654
                                                                                                                     ------------
            Total Capital--Equivalent to $20.52 per share based on 5,246,427 shares of
             Common Stock outstanding (market price--$19.02) ..............................                          $107,655,085
                                                                                                                     ============

      See Notes to Financial Statements.


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006         11

Statement of Operations

                                                                                                                      For the Six
                                                                                                                     Months Ended
                                                                                                                       June 30,
                                                                                                                         2006
=================================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $4,050 from affiliates) ..................................                          $    940,130
            Interest ......................................................................                                94,357
                                                                                                                     ------------
            Total income ..................................................................                             1,034,487
                                                                                                                     ------------
=================================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ......................................................       $    434,473
            Professional fees .............................................................             91,013
            Directors' fees and expenses ..................................................             21,062
            Transfer agent fees ...........................................................             16,330
            Accounting services ...........................................................             15,262
            Printing and shareholder reports ..............................................             12,189
            Listing fees ..................................................................              9,424
            Custodian fees ................................................................              9,204
            Repurchase offer fees .........................................................              2,633
            Interest expense ..............................................................              2,063
            Pricing fees ..................................................................                565
            Other .........................................................................             25,298
                                                                                                  ------------
            Total expenses ................................................................                               639,516
                                                                                                                     ------------
            Investment income--net ........................................................                               394,971
                                                                                                                     ------------
=================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
---------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
               Investments--net ...........................................................            312,503
               Futures contracts--net .....................................................            (86,352)           226,151
                                                                                                  ------------
            Change in unrealized appreciation/depreciation on:
               Investments--net ...........................................................           (596,732)
               Futures contracts--net .....................................................            115,957
               Options written--net .......................................................          4,372,506          3,891,731
                                                                                                  -------------------------------
            Total realized and unrealized gain--net .......................................                             4,117,882
                                                                                                                     ------------
            Net Increase in Net Assets Resulting from Operations ..........................                          $  4,512,853
                                                                                                                     ============

      See Notes to Financial Statements.


12      S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

Statements of Changes in Net Assets

                                                                                                    For the Period    For the Period
                                                                                     For the Six      October 1,        November 1,
                                                                                    Months Ended        2005 to          2004+ to
                                                                                      June 30,       December 31,      September 30,
Increase (Decrease) in Net Assets:                                                      2006             2005              2005
====================================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ..............................................  $     394,971    $     230,416     $   1,404,715
            Realized gain--net ..................................................        226,151        9,200,875           245,430
            Change in unrealized appreciation/depreciation--net .................      3,891,731       (5,269,549)       14,467,018
                                                                                   -------------------------------------------------
            Net increase in net assets resulting from operations ................      4,512,853        4,161,742        16,117,163
                                                                                   -------------------------------------------------
====================================================================================================================================
Dividends & Distributions to Shareholders
------------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ..............................................             --         (975,131)         (660,000)
            Realized gain--net ..................................................             --      (11,353,973)               --
                                                                                   -------------------------------------------------
            Net decrease in net assets resulting from dividends and distributions
             to shareholders ....................................................             --      (12,329,104)         (660,000)
                                                                                   -------------------------------------------------
====================================================================================================================================
Common Stock Transactions
------------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from the issuance of Common Stock ......................             --               --       133,509,000
            Offering costs resulting from the issuance of Common Stock ..........             --               --          (279,600)
            Redemption of Common Stock resulting from a repurchase offer ........             --      (37,476,977)               --
                                                                                   -------------------------------------------------
            Net increase (decrease) in net assets resulting from Common Stock
             transactions .......................................................             --      (37,476,977)      133,229,400
                                                                                   -------------------------------------------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets .............................      4,512,853      (45,644,339)      148,686,563
            Beginning of period .................................................    103,142,232      148,786,571           100,008
                                                                                   -------------------------------------------------
            End of period* ......................................................  $ 107,655,085    $ 103,142,232     $ 148,786,571
                                                                                   =================================================
             * Undistributed investment income--net .............................  $     394,971               --     $     744,715
                                                                                   =================================================

+     Commencement of operations.

      See Notes to Financial Statements.


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006         13

Financial Highlights

                                                                                                  For the Period    For the Period
                                                                                   For the Six      October 1,       November 1,
                                                                                   Months Ended       2005 to          2004+ to
The following per share data and ratios have been derived                            June 30,       December 31,     September 30,
from information provided in the financial statements.                                2006             2005              2005
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period ...............................  $       19.66    $       21.27     $       19.10
                                                                                  ------------------------------------------------
            Investment income--net*** ..........................................            .08              .04               .20
            Realized and unrealized gain--net ..................................            .78              .70              2.10
                                                                                  ------------------------------------------------
            Total from investment operations ...................................            .86              .74              2.30
                                                                                  ------------------------------------------------
            Less dividends and distributions:
               Investment income--net ..........................................             --             (.19)             (.09)
               Realized gain--net ..............................................             --            (2.16)               --
                                                                                  ------------------------------------------------
            Total dividends and distributions ..................................             --            (2.35)             (.09)
                                                                                  ------------------------------------------------
            Offering costs resulting from the issuance of Common Stock .........             --               --              (.04)
                                                                                  ------------------------------------------------
            Net asset value, end of period .....................................  $       20.52    $       19.66     $       21.27
                                                                                  ================================================
            Market price per share, end of period ..............................  $       19.02    $       18.85     $       20.38
                                                                                  ================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .................................           4.37%@           4.18%@           11.90%@
                                                                                  ================================================
            Based on market price per share ....................................            .90%@           4.25%@            2.39%@
                                                                                  ================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Expenses, excluding interest expense ...............................           1.20%*           1.29%*            1.07%*
                                                                                  ================================================
            Expenses ...........................................................           1.21%*           1.29%*            1.13%*
                                                                                  ================================================
            Investment income--net .............................................            .75%*            .76%*            1.10%*
                                                                                  ================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ...........................  $     107,655    $     103,142     $     148,787
                                                                                  ================================================
            Portfolio turnover .................................................           1.76%             .69%             5.14%
                                                                                  ================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14      S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

Notes to Financial Statements

1. Significant Accounting Policies:

S&P 500(R) GEARED(SM) Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company with a fixed term of existence. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol GRE. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund will purchase and write call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006         15
      subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). When cash is received as collateral for purchased options, the Fund may pay interest to the option writer.

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.").

IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .82% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but exclude any net assets attributable to leveraging transactions. IQ has entered into a Subadvisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM") pursuant to which MLIM provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay MLIM a monthly fee at an annual rate of .35% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but exclude any net assets attributable to leveraging transactions. There was no increase in the aggregate fees paid by the Fund for these services.


16      S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

Notes to Financial Statements (concluded)

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ, received $224 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2006.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, IQ and ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2006 were $2,446,361 and $1,780,937, respectively.

Transactions in options written for the six months ended June 30, 2006 were as follows:

--------------------------------------------------------------------------------
                                                      Number of         Premiums
Call Options Written                                  Contracts         Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ...........................       247,468               --
                                                      --------------------------
Outstanding call options written,
  end of period .................................       247,468               --
                                                      ==========================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2006 remained constant. During the period October 1, 2005 to December 31, 2005 shares issued and outstanding decreased 1,748,809 as a result of a repurchase offer and during the period November 1, 2004 to September 30, 2005 increased 6,990,000 from shares sold.

The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006         17

Renewal of Current Investment Advisory and Management Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Investment Company Act") has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a "Management Agreement" and together, the "Management Agreements"). Each Fund's Board of Directors receives, reviews and evaluates information concerning the services and personnel of IQ Investment Advisors LLC ("IQ Advisors") and its affiliates at each quarterly meeting of the Board of Directors. While particular emphasis is placed on information concerning profitability, comparability of fees, total expenses and a Fund's investment performance at meetings at which a renewal of the Management Agreement is considered, the process of evaluating IQ Advisors and a Fund's investment advisory arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services provided by IQ Advisors under the Management Agreement is expected to include deliberations at future quarterly meetings.

At a Board meeting held on June 5, 2006, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund's Directors. In considering whether to approve the Management Agreements, the Directors reviewed a meeting book and other materials from counsel to the Funds and from IQ Advisors which: (i) included information concerning the services rendered to the Funds by IQ Advisors and IQ Advisors' affiliates; (ii) contained information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; and
(iii) outlined the legal duties of the Board under the Investment Company Act. The Board also received information from Lipper Inc. ("Lipper") comparing each Fund's fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. In voting to approve the renewal of each Fund's Management Agreement, the Boards considered, in particular, the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates -- The Directors reviewed the services that IQ Advisors has provided to the Funds. The Board of each Fund considered the size, education and experience of IQ Advisors' staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of each Fund's subadviser. In connection with the investment advisory services provided, the Board of Directors discussed in detail with officers of IQ Advisors the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During this discussion, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund's investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Boards of Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Boards of Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund's day-to-day operations and its oversight of Fund accounting. The Boards noted that IQ Advisors has an administrative, legal and compliance staff that helps ensure a high level of quality in the compliance and administrative services provided to the Funds. The Boards also considered each Fund's compliance history. Based on the presentations at the meeting and the Directors' experience as Directors of other investment companies advised by IQ Advisors, the Boards of Directors concluded that the services provided to the Funds by IQ Advisors under the Management Agreements were of a high quality and benefited the Funds.

(b) Investment performance of the Funds and IQ Advisors -- The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Boards of Directors also considered the innovative nature of each Fund. The Boards noted that each Fund uses a relatively unique investment strategy and that comparisons of a Fund's investment performance to the performance of other investment companies were generally not meaningful. The Boards reviewed each Fund's investment performance and compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective, noting that each Fund had been in operation for a relatively short period of time. In particular, the Boards noted that all of the Funds generally performed as expected relative to their respective reference index and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund's performance was satisfactory.


18      S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

Based on these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.

(c) Cost of the services provided and profits realized by IQ Advisors and its affiliates from the relationship with the Funds -- The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund's profitability (if any) to IQ Advisors and its affiliates. The Directors also reviewed and considered a report prepared by independent consultants engaged by the Directors to review and evaluate IQ Advisors' methodology in calculating profitability. After discussions with the independent consultants, who participated in the meeting, and reviewing their report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors discussed with representatives of IQ Advisors its general level of profitability (if any), and the profits derived by its affiliates, including MLIM, from operating the Funds. The Boards also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), from the establishment of Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Boards considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Boards concluded that any profits made by IQ Advisors and its affiliates (including MLIM and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Boards also concluded that each Fund benefited from these services.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Boards considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Boards noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from the appreciation of Fund assets. The Boards also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Boards determined that no changes were currently necessary to each Fund's fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees after the one-year renewal term of the Management Agreements.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund's contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the relatively unique nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison might have investment strategies and restrictions different from those of the Funds. The Boards did not consider compensation paid with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund's strategy in connection with only its registered funds. In particular, the Boards noted that each Fund's contractual management fee rate at a common asset level was lower than the median fee rate of its peer funds.

Conclusion -- No single factor was determinative to the decision of the Boards. Based on the foregoing and such other matters as were deemed relevant, all of the Directors who were present at the June 5, 2006 meeting concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Boards also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds of similar size. As a result, the Board of Directors of each Fund approved the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

"Dow 30" is a service mark of Dow Jones & Company, Inc.


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006         19

Renewal of Current Investment Subadvisory Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, at a meeting held on June 5, 2006 considered and approved the renewal of the Current Investment Subadvisory Agreement of each Fund (each a "Subadvisory Agreement" and together, the "Subadvisory Agreements"). Each Subadvisory Agreement was considered separately by the relevant Fund's Directors. At each quarterly meeting of the Board of Directors, each Fund's Board receives, reviews and evaluates information concerning the services and personnel of MLIM, as subadviser to each of S&P 500(R) GEARED(SM) Fund Inc. and Small Cap Premium & Dividend Income Fund Inc., PEA Capital LLC ("PEA"), as subadviser to each of S&P 500(R) Covered Call Fund Inc. and Enhanced S&P 500(R) Covered Call Fund Inc., and Nuveen Asset Management ("Nuveen", and together with MLIM and PEA, the "Subadvisers"), as subadviser to Dow 30(SM) Premium & Dividend Income Fund Inc. While particular emphasis is placed on information concerning a Fund's investment performance at meetings at which a renewal of the Subadvisory Agreements is considered, the process of evaluating each Subadviser and the Fund's subadvisory arrangements is an ongoing one.

(a) The nature, extent and quality of services provided by each Subadviser -- The Directors reviewed the services that each Subadviser provides to each of their respective Funds. In connection with the investment subadvisory services provided to the respective Funds, the Directors discussed in detail with officers of IQ Advisors and members of each Subadviser's portfolio management team, the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. Drawing on their collective industry experience, the Directors discussed each Fund's investment strategy with representatives from each Subadviser, including discussions regarding the premises underlying the Fund's investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser's portfolio management teams. With respect to Funds subadvised by MLIM, the Directors discussed the fact that MLIM would be merging with BlackRock to form a new advisory firm and considered the potential effects such merger may have on such Funds before and after the merger. With respect to Funds subadvised by PEA, the Directors discussed the fact that it was being contemplated that PEA would be dissolved and all of its personnel and resources would be transferred to its affiliate, Oppenheimer Capital LLC. The Directors considered the potential effects such novation may have on the Funds subadvised by PEA and determined that it would not result in any change in the way in which the Funds are managed or operated and would not harm the Funds in any manner and that there would not be an assignment of the Subadvisory Agreement within the meaning of the Investment Company Act.

The Board of Directors of each Fund concluded that the services provided to the Fund by each of the Subadvisers under the Subadvisory Agreement were of a high quality and would continue to benefit the respective Funds.

(b) Investment performance of the Funds and each Subadviser -- The Board of Directors of each Fund received and considered information about the Fund's investment performance in comparison to the performance of its relative reference index and also in light of its stated investment objective and made the determinations discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of the services provided and profits realized by each Subadviser from its relationship with the relevant Funds -- The Directors considered the profitability to MLIM of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under "Renewal of Current Investment Advisory and Management Agreements". Based on such information, the Boards concluded that MLIM's profits are acceptable in relation to the nature, extent and quality of services provided.

The Directors noted that profitability data was not provided with respect to the unaffiliated Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at "arm's length" between the Subadviser and IQ Advisors.

Each Fund's Board of Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with the Fund, including the reputational benefits from managing the Funds. The Board of Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.


20      S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Boards considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser's fees are paid by IQ Advisors out of its fees and not by the Funds directly. The Boards noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from the appreciation of Fund assets. The Boards also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee after the one-year renewal term of the Subadvisory Agreements.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients -- The Boards discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Boards as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Boards concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion -- No single factor was determinative to the decision of the Boards. Based on the foregoing and such other matters as were deemed relevant, all of the Directors present at the June 5, 2006 meeting concluded that the relevant subadvisory fee rate was reasonable in relation to the services provided by each Subadviser. As a result, all of the Directors approved the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006         21

Approval of New Subadvisory Agreements

At a meeting held on June 5, 2006, the Board of each Fund, currently consisting only of Independent Directors, discussed and approved the New Subadvisory Agreements between IQ Advisors and Merrill Lynch Investment Managers, LLC ("MLIM, LLC") in respect of each of S&P 500(R) GEARED(SM) Fund Inc. and Small Cap Premium & Dividend Income Fund Inc. Each New Subadvisory Agreement was considered separately by the relevant Fund's Directors. To assist the Boards in their consideration of the New Subadvisory Agreements, representatives of IQ Advisors and MLIM provided materials and information about the Transaction to the Directors and were available at the meeting to respond to questions raised by the Directors. The Directors were represented by their independent legal counsel who assisted them in their deliberations.

At the June 5, 2006 Board meetings, the Directors discussed the Transaction with representatives of IQ Advisors and MLIM. The Directors discussed, among other things, the nature, extent and quality of the services to be provided to the Funds by MLIM, LLC. The Directors inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of MLIM being transferred to BlackRock in connection with the Transaction. Following their discussions with the representatives of IQ Advisors and MLIM and after reviewing the written materials provided, the Directors met in executive session with their independent legal counsel to consider the New Subadvisory Agreements.

In approving the New Subadvisory Agreements, the Directors of each Fund noted in particular that earlier in the meeting they had performed a full annual review of the Current Subadvisory Agreements and voted to renew such agreements. During the course of this review the Directors considered such matters as they determined relevant in the exercise of their reasonable judgment, including that MLIM had the capabilities, resources and personnel necessary to provide the subadvisory services currently provided to each Fund. In addition to the information considered and the conclusions drawn in their renewal of the Current Subadvisory Agreements, the Directors considered, among other things, the following factors in approving the New Subadvisory Agreements:

(i) that representatives of MLIM advised the Boards that following the Transaction there is not expected to be any diminution in the nature, extent and quality of services provided to the Funds and their stockholders by MLIM, LLC, including investment management, administrative and compliance services;

(ii) the fact that the portfolio management team at MLIM that currently advises the Funds was expected to continue to advise the Funds following the Transaction;

(iii) the benefits of having the same portfolio management team continue to administer each Fund's investment program;

(iv) the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries, including MLIM, LLC;

(v) that BlackRock and its wholly owned subsidiaries and affiliates, including MLIM, LLC, are experienced and respected asset management firms;

(vi) the fact that the schedule of each Fund's total advisory and subadvisory fees will not increase by virtue of the New Subadvisory Agreements;

(vii) the terms and conditions of the New Subadvisory Agreements, including the fact that the services to be provided under each Fund's New Subadvisory Agreement are substantially the same as under its Current Subadvisory Agreement; and

(viii) that the Funds would not bear the costs of obtaining stockholder approval of the New Subadvisory Agreements.

Based on their consideration of these and other factors the Boards deemed relevant to their deliberations, and the information and conclusions drawn in their renewal of the Current Subadvisory Agreements, the Board of Directors approved the New Subadvisory Agreement for each Fund.


22      S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the "1940 Act"). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be determined by reference to the exercise date of the call spreads and written call options that comprise the Fund's transactions (as described in the Fund's prospectus) for an annual period; and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


        S&P 500(R) GEARED(SM) FUND INC.                 JUNE 30, 2006         23

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

S&P 500(R) GEARED(SM) Fund Inc. seeks to provide total returns, exclusive of fees and expenses of the Fund, linked to the annual performance of the S&P 500 Composite Stock Price Index.

This report, including the financial information herein, is transmitted to shareholders of S&P 500(R) GEARED(SM) Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

S&P 500(R) GEARED(SM) Fund Inc.
Box 9011
Princeton, NJ 08543-9011

                                                                  #IQGRE -- 6/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) GEARED(SM) Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: August 23, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: August 23, 2006